                            DOMINION INSIGHT GROWTH FUND
                                   ANNUAL REPORT
                                   JUNE 30, 1998



DOMINION INSIGHT GROWTH FUND
A SERIES OF DOMINION FUNDS, INC.

-------------------------------------------------------------------------------

To Our Shareholders:

The 1997-1998 fiscal year came to a close with the FUND posting a 15% return. While modest compared to some of the hype one may have seen or heard in the various media, the return is significant for several reasons. First, the fund posted this return when the broad market has been experiencing a downward trend. There are many analysts now saying that the market has actually been in somewhat of a decline. They point to the fact that the narrowly defined market--the handful of stocks driving some of the market indices that get all the press--is really the exception rather than the rule.
 The stocks that make up the Russell 2000 small cap index are a good example. The Russell 2000 is down 18% from its April peak, which some see as a rather
"bearish" signal.

Second, it is significant that the FUND posted a positive return while positioning itself to do well when small caps come back into favor. This represents, I believe, long term wisdom on the part of our portfolio manager, Jim Collins. While the world watched the Dow to see how high it would go, undervalued stocks were left behind to be purchased by seasoned portfolio managers with patience to weather the current volatility in small caps and the frenzy over large caps.

We continue to have faith in Mr. Collins' savvy, and therefore we continue to suggest a long-term approach for our investors. Once again, we recommend dollar cost averaging as a central part of that long-term approach.


August 25, 1998                        Brian E. White
                                       President


The performance data presented does not reflect the deduction of the sales load and, if reflected, the load would reduce the performance quoted. The performance data presented represents past performance, and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                               DOMINION INSIGHT GROWTH FUND
                                INVESTMENTS IN SECURITIES
                                      JUNE 30, 1998

                                                    Market      Percent of
COMMON STOCKS                          Shares       Value      Total Assets
-------------                          ------     -----------  ------------
Banks - Major Regional
  National Comm Bancorp                  8,700    $   364,312       1.84%
                                                  -----------      -----
Broadcast-Media
  Clear Channel Comm (a)                 6,700        731,137       3.70
  Tele-Comm A (a)                       14,200        545,813       2.76
                                                  -----------      -----
                                                    1,276,950       6.46
                                                  -----------      -----
Commercial Services - Telephone
  Century Tel Enterprises               16,500        756,938       3.83
                                                  -----------      -----
Communication - Equipment
  QWEST Comm (a)                         9,800        341,775       1.73
  Tellabs, Inc (a)                       8,500        608,812       3.08
                                                  -----------      -----
                                                      950,587       4.81
                                                  -----------      -----
Computers - Hardware
  Dell Computer (a)                      9,700        900,281       4.55
  Network Appliance Inc (a)             10,500        408,844       2.07
                                                  -----------      -----
                                                    1,309,125       6.62
                                                  -----------      -----
Computers - Software/Services
  Aspect Development (a)                 9,300        703,312       3.56
  Compuware Corp (a)                    16,800        858,900       4.34
  Datastream International (a)          27,000        514,688       2.60
  Documentum Inc (a)                     8,800        422,400       2.14
  HBO & Co                              26,000        916,500       4.64
  Legato Systems Inc (a)                15,000        585,000       2.96
  Timberline Software                   15,000        353,438       1.79
                                                  -----------      -----
                                                    4,354,238      22.03
                                                  -----------      -----
Computers - Peripheral
  FileNet Corp (a)                      21,800        629,475       3.18
                                                  -----------      -----
Entertainment
  Royal Caribbean Cruises                6,600        524,700       2.65
                                                  -----------      -----
Financial - Consumer Finance
  Doral Financial Corp (a)              36,000        630,000       3.19
  Providian Corp                         5,600        439,950       2.23
                                                  -----------      -----
                                                    1,069,950       5.42
                                                  -----------      -----
Financial - Diverse
  Capital One Financial                  6,100        757,544       3.83
  Healthcare Financial Partners (a)     16,800      1,030,050       5.21
                                                  -----------      -----
                                                    1,787,594       9.04
                                                  -----------      -----

The accompanying notes are an integral part of these financial statements.

                               DOMINION INSIGHT GROWTH FUND
                                INVESTMENTS IN SECURITIES
                                      JUNE 30, 1998

                                                    Market      Percent of
COMMON STOCKS (CONTINUED)              Shares       Value      Total Assets
-------------------------              ------     -----------  ------------
Healthcare - Drugs Major
  Watson Pharmaceuticals (a)            14,100    $   658,294       3.33%
                                                  -----------      -----
Healthcare - Medical Products &
  Supply Akron Inc (a)                  42,800        321,000       1.62
                                                  -----------      -----
Healthcare - Specialized Services
  Lincare Holdings (a)                  15,400        647,762       3.28
  Medquist Inc (a)                      26,800        773,850       3.91
                                                  -----------      -----
                                                    1,421,612       7.19
                                                  -----------      -----
Oil & Gas - Drill & Equipment
  Core Laboratories (a)                 11,000        237,875       1.20
                                                  -----------      -----
Retail - Apparel
  Tarrant Apparel Group (a)             25,000        471,875       2.39
                                                  -----------      -----
Retail - General Merchandise
  Linens 'N Things (a)                  20,000        611,250       3.09
                                                  -----------      -----
Retail - Specialty
  Office Depot (a)                      13,500        426,094       2.16
                                                  -----------      -----
Services - Advertising/Marketing
  Abacus Direct Corp (a)                 7,300        379,144       1.92
                                                  -----------      -----
Textiles - Apparel
  DM Management (a)                     13,800        495,075       2.50
                                                  -----------      -----
Transportation - Airlines
  Atlantic Coast Airlines (a)           21,000        630,000       3.19
                                                  -----------      -----
Waste Management
  KTI Inc (a)                           20,500        443,312       2.24
                                                  -----------      -----
Total Investments in Securities
  (cost $15,574,814)                              $19,119,400      96.71%
                                                  -----------      -----
                                                  -----------      -----

NOTE:
     (a)  Presently non-income producing.

The accompanying notes are an integral part of these financial statements.

                          DOMINION INSIGHT GROWTH FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1998

ASSETS

    Investments in securities, at value                        $19,119,400
       (identified cost $15,574,814)
    Cash                                                           414,110
    Receivables
          Investment securities sold                               220,870
          Capital shares sold                                       12,397
          Dividends and interest                                     2,525
                                                               -----------

               TOTAL ASSETS                                     19,769,302
                                                               -----------

LIABILITIES

          Accrued investment advisory fee                           15,393
          Accrued administrative fee                                19,084
          Payable for investment securities purchased              484,325
                                                               -----------

               TOTAL LIABILITIES                                   518,802
                                                               -----------

NET ASSETS                                                     $19,250,500
                                                               -----------
                                                               -----------

    Capital shares outstanding                                   1,096,264
                                                               -----------
                                                               -----------

    Net asset value and offering price per share

          Net asset value per share                            $     17.56
                                                               -----------
                                                               -----------
          Offering price per share                             $     18.20
                                                               -----------
                                                               -----------


   The accompanying notes are an integral part of these financial statements.

                          DOMINION INSIGHT GROWTH FUND

                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 1998

INVESTMENT LOSS

   Investment income
         Dividends                                                $    13,825
         Interest                                                      24,924
                                                                  -----------

              Total investment income                                  38,749
                                                                  -----------

   Expenses
         Investment advisory fee                                      228,902
         Administrative fee                                           286,128
         Amortization                                                       6
                                                                  -----------

              Total expenses                                          515,036
                                                                  -----------

   Net investment loss                                               (476,287)
                                                                  -----------

REALIZED GAIN AND UNREALIZED DEPRECIATION ON INVESTMENTS

   Net realized gain on investments in securities                   5,494,226
   Net change in unrealized appreciation
      of investments in securities                                 (1,627,841)
                                                                  -----------

   NET GAIN ON INVESTMENTS                                          3,866,385
                                                                  -----------

   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                             $ 3,390,098
                                                                  -----------
                                                                  -----------

   The accompanying notes are an integral part of these financial statements.

                          DOMINION INSIGHT GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS
                   FOR THE YEARS ENDED JUNE 30, 1998 AND 1997

                                                            1998                   1997
                                                        ------------           ------------
CHANGE IN NET ASSETS FROM OPERATIONS

     Net investment loss                                $   (476,287)          $   (517,364)
     Net realized gain (loss) on investments               5,494,226             (2,607,737)
     Net change in unrealized appreciation                (1,627,841)               757,148
                                                        ------------           ------------

           Net increase (decrease) in net
              assets resulting from operations             3,390,098             (2,367,953)

DISTRIBUTIONS TO SHAREHOLDERS FROM

     Net realized gains on investments                      (735,148)            (2,641,139)

CAPITAL SHARE TRANSACTIONS - NET                          (6,348,480)                44,943
                                                        ------------           ------------

     Total decrease in net assets                         (3,693,530)            (4,964,149)

NET ASSETS

     Beginning of year                                    22,944,030             27,908,179
                                                        ------------           ------------

     End of year (including undistributed
        investment loss of $1,656,174
         and $1,179,887, respectively)                  $ 19,250,500           $ 22,944,030
                                                        ------------           ------------
                                                        ------------           ------------

   The accompanying notes are an integral part of these financial statements.

                            DOMINION INSIGHT GROWTH FUND
                                FINANCIAL HIGHLIGHTS

                                                                 YEAR ENDED JUNE 30,
                                                 1998        1997        1996        1995        1994
                                               --------    --------    --------    --------   ---------
PER SHARE DATA (1):

  Net asset value, beginning of period         $  15.79    $  19.04    $  13.53    $  10.24   $  10.97
                                               --------    --------    --------    --------   ---------
Income (loss) from investment operations:

  Net investment loss                             (0.37)      (0.33)      (0.34)      (0.24)     (0.24)

  Net realized and unrealized gain
   (loss) on investments                           2.71       (1.16)       7.39        4.33      (0.49)
                                               --------    --------    --------    --------   ---------
  Total income (loss) from investment
  operations                                       2.34       (1.49)       7.05        4.09      (0.73)
                                               --------    --------    --------    --------   ---------
Less distributions:

  Distributions from net realized gains           (0.57)      (1.76)      (1.54)      (0.80)         -
                                               --------    --------    --------    --------   ---------

  Net asset value, end of period               $  17.56    $  15.79    $  19.04    $  13.53   $  10.24
                                               --------    --------    --------    --------   ---------
                                               --------    --------    --------    --------   ---------
Total return (2)                                  15.00%      (8.21%)     54.32%      42.25%     (6.65%)
                                               --------    --------    --------    --------   ---------
                                               --------    --------    --------    --------   ---------
   RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (in
  thousands)                                   $ 19,251    $ 22,944    $ 27,908    $  8,089   $   6,271

  Ratio of expenses to average
  daily net assets                                 2.25%       2.30%       2.31%       2.38%       2.37%

  Ratio of net investment loss to
  average net assets                               2.08%       2.04%       2.03%       2.16%       2.01%

  Portfolio turnover rate                        273.25%     261.05%     172.87%     210.23%     140.87%

  Average brokerage commission rate for
  the underlying portfolio (3)                 $   0.10    $   0.10    $   0.10    $   0.10   $    0.10

(1) Per share information has been calculated using the average number of shares outstanding.
(2)  Sales load is not reflected in total return.
(3) Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold, and are not separately reflected in the Fund's Statement of Operations. The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.

                          DOMINION INSIGHT GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 -  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

          ORGANIZATION AND NATURE OF OPERATIONS

          Dominion Insight Growth Fund (Fund) is a separate series of shares of common stock of Dominion Funds, Inc. (Company). The Company was incorporated in the state of Texas in June of 1992. The Company is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. In addition, the Fund is subject to various investment restrictions as set forth in the Statement of Additional Information. The primary investment objective of the Fund is capital appreciation. The Company may designate one or more series of common stock. The only series currently designated is the Fund. Each share represents an equal proportionate interest in the net assets of the Fund with each other share in such series and no interest in any other series.

          USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of the assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

          VALUATION OF SECURITIES

          Securities are valued at the close of each business day. Securities traded on national securities exchanges or in national market systems are valued at the last quoted sales price. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board of directors.

          SECURITY TRANSACTIONS AND INVESTMENT INCOME

          Security transactions are accounted for on the date the securities are purchased or sold, plus one day. Realized security gains and losses from security transactions are reported on an identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

                          DOMINION INSIGHT GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 -  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          CASH

          Cash is held in a credit interest account at May Financial Corporation, a member of the Chicago Stock Exchange, Inc., bearing interest at a variable rate. At June 30, 1998, the interest rate was 4.75%

          INCOME TAXES

          The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, there is no provision for income or excise taxes.

          Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. At June 30, 1998, there were no material differences. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          DISTRIBUTIONS TO SHAREHOLDERS

          Dividends declared and paid from net investment income or net realized gains are recorded on the ex-dividend date, distributed on the record date and are reinvested in additional shares of the Fund at net asset value or are payable in cash without any charge to the shareholder.

NOTE 2 -  DISTRIBUTION TO SHAREHOLDERS

          On December 2, 1997, a distribution of $.57 aggregating $735,148 was declared from net realized gains from securities transactions. The dividend was payable on December 2, 1997 to shareholders of record as of December 1, 1997.

          At June 30, 1998, the Fund had undistributed net realized gains of $2,151,402.

                          DOMINION INSIGHT GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3  - CAPITAL SHARE TRANSACTIONS

          As of June 30, 1998, there were 1,000,000,000 shares of $.001 par value capital stock authorized of which 200,000,000 shares are classified as the Fund's series; the balance is unclassified. As of June 30, 1998, capital paid-in aggregated $15,210,686.

          Transactions in shares of capital stock for the years ended June 30, 1998 and June 30, 1997 are as follows:

                                                 Shares                                  Amount
                                    ------------------------------           ---------------------------------
                                      1998                  1997                1998                  1997
                                    --------               -------           -----------           -----------
Shares sold                           84,898               376,369           $ 1,516,177           $ 6,333,645
Shares issued in
   reinvestment of
   dividends                          41,935               152,678               699,897             2,508,498
                                    --------               -------           -----------           -----------
                                     126,833               529,047             2,216,074             8,842,143

Shares redeemed                      483,748               541,389             8,564,554             8,797,200
                                    --------               -------           -----------           -----------
Net increase/(decrease)             (356,915)              (12,342)          $(6,348,480)          $    44,943
                                    --------               -------           -----------           -----------
                                    --------               -------           -----------           -----------

NOTE 4 -  SECURITIES TRANSACTIONS

          Cost of purchases and sales of securities (excluding short-term obligations) aggregated $60,371,151 and $61,618,818, respectively, for the year ended June 30, 1998. The cost of securities for financial statement and income tax purposes was $15,574,814 at June 30, 1998. Net gain on investments in securities for the year ended June 30, 1998 was $3,866,385 for financial statement and income tax purposes. All security transactions were in long transactions. As of June 30, 1998, the aggregate unrealized appreciation and depreciation of securities was as follows:

                  Unrealized appreciation                $   3,991,083
                  Unrealized depreciation                     (446,497)
                                                         -------------
                  Net unrealized appreciation            $   3,544,586
                                                         -------------
                                                         -------------

                          DOMINION INSIGHT GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5 -  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

          The Fund has an Investment Advisory Agreement with Insight Capital Management, Inc. (Advisor) to act as its investment advisor. The Advisor also serves as investment advisor to certain private accounts. The Advisor's only previous experience in advising a mutual fund is advising the Fund. The Advisor provides the Fund with investment advice and recommendations consistent with the Fund's investment objective, policies and restrictions, and supervises the purchase and sale of investment transactions on behalf of the Fund. For such services, the Advisor receives an annual fee of 1.0% of the Fund's average daily net assets, computed daily and paid on a monthly basis.

          The Fund has an Administration Agreement with Dominion Institutional Services Corporation (Administrator). Pursuant to the Administration Agreement, and subject to the authority of the board of directors of the Fund, the Administrator is responsible for the administration of the Fund and overall management of the Fund's business affairs. The Administrator provides all services required to carry on the Fund's general administrative and corporate affairs. These services include furnishing all executive and managerial personnel, office space and equipment, and providing federal and state regulatory compliance. For its services, the Administrator receives an annual fee of 1.25% of the Fund's average daily net assets, computed daily and paid on a monthly basis.

          The Fund has a Distribution Agreement with Dominion Capital Corporation (Distributor). Pursuant to the Distribution Agreement, the Distributor performs services and bears the expenses relating to the offering of Fund shares for sale to the public. As compensation for the services provided and expenses borne by the Distributor, the Fund pays the Distributor the sales charges for distributing fund shares. Sales charges were $23,718 for the year ended June 30, 1998.

          During the year ended June 30, 1998, all orders for the Fund's securities transactions were placed through the Distributor. Commissions charged by the Distributor for executing security transactions were $394,547 for the year ended June 30, 1998.

          Certain directors and officers of the Company are also directors, officers and/or employees of the Administrator and the Distributor.

                          DOMINION INSIGHT GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6 -  SUBSEQUENT EVENTS

          The Fund terminated its distribution agreement with Dominion Capital Corporation (DCC) in July 1998. The Fund then entered into a distribution agreement with Northstar Securities, Inc. with substantially the same conditions and terms as the distribution agreement with DCC.

                                 [LETTERHEAD]


                        INDEPENDENT AUDITOR'S REPORT

To the Shareholders and
Board of Directors of
Dominion Insight Growth Fund

We have audited the accompanying statement of assets and liabilities of Dominion Insight Growth Fund, including the schedule of investments in securities, as of June 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dominion Insight Growth Fund as of June 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                       /s/ KINDER & WYMAN, P.C.
                                       KINDER & WYMAN, P.C.

Irving, Texas
July 15, 1998

                          DOMINION INSIGHT GROWTH FUND
                                 ANNUAL REPORT
                                 JUNE 30, 1998

                                    OFFICERS
                                 Brian E. White
                                    President

                                    DIRECTORS
                               Robert H. Spiro, Jr.
                               Peter R. Goldschmidt
                               Allen B. Clark, Jr.


                               INVESETMENT ADVISOR
                          Insight Capital Management, Inc.
                       1656 North California Blvd., Suite 300
                              Walnut Creek, CA 94596

                                  ADMINISTRATOR
                    Dominion Institutional Services Corporation
                            5000 Quorum Dr., Suite 620
                                 Dallas, TX 75240

                                   DISTRIBUTOR
                            Northstar Securities, Inc.
                            5000 Quorum Dr., Suite 620
                                Dallas, TX 75240

                                    CUSTODIAN
                             May Financial Corporation
                           8333 Douglas Ave., Suite 400
                                Dallas, TX 75225

                                 TRANSFER AGENT
                               Fund Services, Inc.
                          1500 Forest Avenue, Suite 111
                               Richmond, VA 23229

                              INDEPENDENT AUDITORS
                              Kinder & Wyman, P.C.
                          Certified Public Accountants
                          511 E. John Carpenter Freeway
                                   Suite 200
                               Irving, TX 75062

                                 LEGAL COUNSEL
                           Frederick C. Summers, III
                          A Professional Corporation
                                Attorney at Law
                              1400 St. Paul Place
                           750 North St. Paul Street
                                Dallas, TX 75201